Financing Receivables (Schedule of Allowance for Loan Losses and Loans by Impairment Methodology and Type of Loans) (Details) In Millions	12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended				12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Loans at Banks [Member] USD ($)	Mar. 31, 2011 Loans at Banks [Member] JPY (¥)	Mar. 31, 2010 Loans at Banks [Member] USD ($)	Mar. 31, 2010 Loans at Banks [Member] JPY (¥)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] USD ($)	Mar. 31, 2011 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2010 Short-Term Secured Margin Loans [Member] USD ($)	Mar. 31, 2010 Short-Term Secured Margin Loans [Member] JPY (¥)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] USD ($)	Mar. 31, 2011 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2010 Inter-Bank Money Market Loans [Member] USD ($)	Mar. 31, 2010 Inter-Bank Money Market Loans [Member] JPY (¥)	Mar. 31, 2011 Corporate Loans [Member] USD ($)	Mar. 31, 2011 Corporate Loans [Member] JPY (¥)	Mar. 31, 2010 Corporate Loans [Member] USD ($)	Mar. 31, 2010 Corporate Loans [Member] JPY (¥)	Mar. 31, 2011 Advances to Affiliated Companies [Member] USD ($)	Mar. 31, 2011 Advances to Affiliated Companies [Member] JPY (¥)
Allowance by impairment methodology, Evaluated individually	$ 40	¥ 3,279			$ 0	¥ 7											$ 40	¥ 3,272
Allowance by impairment methodology, Evaluated collectively	6	530			4	332			0	37							2	150			0	11
Total allowance for loan losses	46	3,809	53	4,389	4	339	9	783	0	37	0	25			0	5	42	3,422	44	3,576	0	11
Loans by impairment methodology, Evaluated individually	2,870	237,547			0	7							100	8,281			2,764	228,776			6	483
Loans by impairment methodology, Evaluated collectively	5,949	492,323			3,109	257,270			2,500	206,910							192	15,860			148	12,283
Loans Receivable, Net	$ 8,819	¥ 729,870			$ 3,109	¥ 257,277			$ 2,500	¥ 206,910			$ 100	¥ 8,281			$ 2,956	¥ 244,636			$ 154	¥ 12,766